EARNINGS PER SHARE - Warrant liabilities (Details) shares in Millions	Dec. 31, 2024 shares
Private warrants
EARNINGS PER SHARE
Number of warrants issued	21
Pegasus Digital Mobility Sponsor Corp
EARNINGS PER SHARE
Number of warrants outstanding	21